Quarterly Holdings Report
for
Fidelity Freedom® Income Fund
June 30, 2025
FRI-NPRT1-0825
1.818362.120
Bond Funds - 67.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	47,430,177	474,776,071
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	145,758	1,123,795
Fidelity Series Emerging Markets Debt Fund (b)	1,548,196	12,540,388
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	418,965	4,026,251
Fidelity Series Floating Rate High Income Fund (b)	201,642	1,786,548
Fidelity Series High Income Fund (b)	1,466,253	12,903,023
Fidelity Series International Credit Fund (b)	319,818	2,705,663
Fidelity Series International Developed Markets Bond Index Fund (b)	13,027,269	113,597,783
Fidelity Series Investment Grade Bond Fund (b)	89,933,250	908,325,825
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,037,128	75,519,748
Fidelity Series Real Estate Income Fund (b)	232,592	2,330,572
TOTAL BOND FUNDS (Cost $1,696,316,645)		1,609,635,667

Domestic Equity Funds - 10.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	716,470	9,493,228
Fidelity Series Blue Chip Growth Fund (b)	1,264,784	26,143,088
Fidelity Series Commodity Strategy Fund (b)	49,454	4,494,343
Fidelity Series Growth Company Fund (b)	1,871,347	46,933,394
Fidelity Series Intrinsic Opportunities Fund (b)	587,801	6,465,816
Fidelity Series Large Cap Stock Fund (b)	1,778,188	46,037,281
Fidelity Series Large Cap Value Index Fund (b)	807,136	13,923,095
Fidelity Series Opportunistic Insights Fund (b)	1,036,245	28,030,427
Fidelity Series Small Cap Core Fund (b)	123,924	1,444,959
Fidelity Series Small Cap Discovery Fund (b)	391,758	4,242,742
Fidelity Series Small Cap Opportunities Fund (b)	631,370	9,224,322
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,185,619	30,948,360
Fidelity Series Value Discovery Fund (b)	1,739,947	28,134,941
TOTAL DOMESTIC EQUITY FUNDS (Cost $150,178,308)		255,515,996

International Equity Funds - 11.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	921,521	16,946,766
Fidelity Series Emerging Markets Fund (b)	1,952,694	19,937,009
Fidelity Series Emerging Markets Opportunities Fund (b)	3,733,250	79,966,218
Fidelity Series International Growth Fund (b)	2,165,225	42,979,712
Fidelity Series International Small Cap Fund (b)	1,611,210	31,966,408
Fidelity Series International Value Fund (b)	2,789,232	42,591,574
Fidelity Series Overseas Fund (b)	2,647,255	42,885,534
Fidelity Series Select International Small Cap Fund (b)	150,091	1,999,216
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $167,535,851)		279,272,437

Short-Term Funds - 1.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $45,104,526)	4,542,396	45,832,772

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025	4.25 to 4.26	1,670,000	1,668,250
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	1,070,000	1,068,031
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	3,710,000	3,700,128
US Treasury Bills 0% 7/3/2025	4.18	170,000	169,960
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	2,050,000	2,042,881
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,649,120)			8,649,250

Money Market Funds - 8.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	3,882,685	3,883,462
Fidelity Series Government Money Market Fund (b)(f)	4.42	190,336,043	190,336,043
TOTAL MONEY MARKET FUNDS (Cost $194,219,505)			194,219,505

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,262,003,955)	2,393,125,627
NET OTHER ASSETS (LIABILITIES) - 0.0%	(622,680)
NET ASSETS - 100.0%	2,392,502,947

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	201	Sep 2025	26,951,085	230,515	230,515
ICE MSCI Emerging Markets Index Contracts (United States)	165	Sep 2025	10,176,375	203,449	203,449

TOTAL EQUITY CONTRACTS					433,964

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	604	Sep 2025	67,714,063	1,523,963	1,523,963
CBOT US Treasury Long Bond Contracts (United States)	219	Sep 2025	25,253,438	1,048,064	1,048,064

TOTAL INTEREST RATE CONTRACTS					2,572,027

TOTAL PURCHASED					3,005,991

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	156	Sep 2025	48,779,250	(1,724,575)	(1,724,575)

TOTAL FUTURES CONTRACTS					1,281,416
The notional amount of futures purchased as a percentage of Net Assets is 5.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,521,573.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,093,311	15,038,240	21,248,089	51,598	-	-	3,883,462	3,882,685	0.0%
Total	10,093,311	15,038,240	21,248,089	51,598	-	-	3,883,462

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	470,721,777	14,914,274	13,661,979	1,747,395	(51,940)	2,853,939	474,776,071	47,430,177
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,150,114	17,916	37,901	4,443	(4,957)	(1,377)	1,123,795	145,758
Fidelity Series All-Sector Equity Fund	9,023,682	316,182	1,144,973	-	(4,938)	1,303,275	9,493,228	716,470
Fidelity Series Blue Chip Growth Fund	26,118,099	236,614	5,057,584	-	455,872	4,390,087	26,143,088	1,264,784
Fidelity Series Canada Fund	14,326,520	787,066	444,506	-	36,701	2,240,985	16,946,766	921,521
Fidelity Series Commodity Strategy Fund	4,725,193	44,908	128,145	-	4,942	(152,555)	4,494,343	49,454
Fidelity Series Emerging Markets Debt Fund	12,383,122	308,379	351,470	184,880	(19,189)	219,546	12,540,388	1,548,196
Fidelity Series Emerging Markets Debt Local Currency Fund	3,814,285	31,434	107,594	-	(6,775)	294,901	4,026,251	418,965
Fidelity Series Emerging Markets Fund	18,791,657	181,790	1,191,918	-	131,888	2,023,592	19,937,009	1,952,694
Fidelity Series Emerging Markets Opportunities Fund	74,962,242	725,374	4,606,746	-	1,030,246	7,855,102	79,966,218	3,733,250
Fidelity Series Floating Rate High Income Fund	1,786,996	58,577	62,967	36,122	(2,696)	6,638	1,786,548	201,642
Fidelity Series Government Money Market Fund	188,393,098	6,913,605	4,970,660	2,053,347	-	-	190,336,043	190,336,043
Fidelity Series Growth Company Fund	47,520,601	426,546	9,519,663	-	(142,110)	8,648,020	46,933,394	1,871,347
Fidelity Series High Income Fund	12,553,548	329,499	346,327	208,246	(16,181)	382,484	12,903,023	1,466,253
Fidelity Series International Credit Fund	2,655,368	33,549	5,801	33,548	220	22,327	2,705,663	319,818
Fidelity Series International Developed Markets Bond Index Fund	111,553,659	3,736,898	3,138,933	543,174	(25,731)	1,471,890	113,597,783	13,027,269
Fidelity Series International Growth Fund	36,415,798	3,926,176	1,844,671	-	108,797	4,373,612	42,979,712	2,165,225
Fidelity Series International Small Cap Fund	31,129,898	467,345	5,146,166	-	957,651	4,557,680	31,966,408	1,611,210
Fidelity Series International Value Fund	40,410,528	2,840,992	5,541,213	-	1,130,833	3,750,434	42,591,574	2,789,232
Fidelity Series Intrinsic Opportunities Fund	6,846,018	59,315	844,299	-	(46,793)	451,575	6,465,816	587,801
Fidelity Series Investment Grade Bond Fund	895,385,642	36,350,938	26,158,704	9,605,628	(709,933)	3,457,882	908,325,825	89,933,250
Fidelity Series Large Cap Stock Fund	46,826,582	418,057	7,885,858	-	677,409	6,001,091	46,037,281	1,778,188
Fidelity Series Large Cap Value Index Fund	14,004,595	224,817	820,147	-	1,950	511,880	13,923,095	807,136
Fidelity Series Long-Term Treasury Bond Index Fund	74,893,589	4,552,474	1,981,063	713,216	(31,399)	(1,913,853)	75,519,748	14,037,128
Fidelity Series Opportunistic Insights Fund	28,281,546	254,529	5,173,296	-	320,976	4,346,672	28,030,427	1,036,245
Fidelity Series Overseas Fund	37,882,188	1,771,574	1,797,347	-	100,739	4,928,380	42,885,534	2,647,255
Fidelity Series Real Estate Income Fund	2,328,554	56,632	64,136	34,167	22	9,500	2,330,572	232,592
Fidelity Series Select International Small Cap Fund	426,725	1,335,307	7,972	-	136	245,020	1,999,216	150,091
Fidelity Series Short-Term Credit Fund	45,948,356	943,251	1,284,663	491,284	2,335	223,493	45,832,772	4,542,396
Fidelity Series Small Cap Core Fund	1,433,405	13,807	106,538	-	(21,382)	125,667	1,444,959	123,924
Fidelity Series Small Cap Discovery Fund	4,313,157	110,646	409,519	72,063	(52,172)	280,630	4,242,742	391,758
Fidelity Series Small Cap Opportunities Fund	9,466,870	83,495	1,164,861	-	7,505	831,313	9,224,322	631,370
Fidelity Series Stock Selector Large Cap Value Fund	31,492,876	280,957	2,038,800	-	(49,236)	1,262,563	30,948,360	2,185,619
Fidelity Series Value Discovery Fund	29,095,703	256,711	2,042,497	-	(80,074)	905,098	28,134,941	1,739,947
	2,337,061,991	83,009,634	109,088,917	15,727,513	3,702,716	65,907,491	2,380,592,915

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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